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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:  _____________
  This Amendment (Check only one.):      [_]  is a restatement.
                                         [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8th Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrison T. Grodnick
Title:    Chief Operating Officer
Phone:    (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick   Minneapolis, Minnesota     4/23/13
-------------------------  -------------------------  ------------------------
[Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                         --------------

Form 13F Information Table Entry Total:    30
                                         --------------

Form 13F Information Table Value Total:    749,346
                                         --------------
                                           (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                      2

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                                                   FORM 13F INFORMATION TABLE

COLUMN 1                                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                              --------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                               VOTING AUTHORITY
                                                                                                              -------------------
                                                                 VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                        TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE   SHARED NONE
--------------                        --------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----

3M Co                                       COM       88579Y101  39553   372056  SH          Sole      None   372056
Agrium Inc                                  COM       008916108  38811   398060  SH          Sole      None   398060
Apple Inc                                   COM       037833100   266      600   SH          Sole      None     600
Briggs & Stratton Corp                      COM       109043109  27840   1122564 SH          Sole      None   1122564
Chicago Bridge & Iron Co N V          N Y REGISTRY SH 167250109  48853   786677  SH          Sole      None   786677
Cisco Sys Inc                               COM       17275R102  40719   1948756 SH          Sole      None   1948756
Corning Inc                                 COM       219350105  27293   2047469 SH          Sole      None   2047469
Du Pont E I De Nemours & Co                 COM       263534109  35398   720063  SH          Sole      None   720063
FedEx Corp                                  COM       31428X106  13242   134848  SH          Sole      None   134848
Ingersoll-Rand PLC                          SHS       G47791101  36438   662389  SH          Sole      None   662389
Johnson & Johnson                           COM       478160104  28246   346448  SH          Sole      None   346448
Life Technologies Corp                      COM       53217V109  31993   495021  SH          Sole      None   495021
Liquidity Services Inc                      COM       53635B107  12682   425420  SH          Sole      None   425420
Materion Corp                               COM       576690101  21797   764811  SH          Sole      None   764811
NCR Corp New                                COM       62886E108  43484   1577782 SH          Sole      None   1577782
National Oilwell Varco Inc                  COM       637071101  22552   318763  SH          Sole      None   318763
Northstar Rlty Fin Corp                     COM       66704R100   284     30000  SH          Sole      None    30000
Opko Health Inc                             COM       68375N103   76      10000  SH          Sole      None    10000
Oracle Corp                                 COM       68389X105  27978   865392  SH          Sole      None   865392
Scotts Miracle Gro Co                      CL A       810186106  15070   348522  SH          Sole      None   348522
Siemens A G                            SPONSORED ADR  826197501  35245   326944  SH          Sole      None   326944
Sony Corp                                 ADR NEW     835699307  12760   733335  SH          Sole      None   733335
Stanley Black & Decker Inc                  COM       854502101  29288   361714  SH          Sole      None   361714
Terex Corp New                              COM       880779103  43395   1260739 SH          Sole      None   1260739
Texas Instrs Inc                            COM       882508104  34504   972491  SH          Sole      None   972491
US Bancorp Del                            COM NEW     902973304   271     8000   SH          Sole      None    8000
Valmont Inds Inc                            COM       920253101  22549   143376  SH          Sole      None   143376
Wabtec Corp                                 COM       929740108  24110   236116  SH          Sole      None   236116
Wells Fargo & Co New                        COM       949746101   443     11970  SH          Sole      None    11970
Xylem Inc                                   COM       98419M100  34207   1241184 SH          Sole      None   1241184